Segmental Analyses - Summary of Depreciation Amortisation and Impairment Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	£ 1,038	£ 902	£ 607
Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		902
Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	535		212
Current Rates | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		468
Constant Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	517
Constant Rates | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		418
Translation Exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(14)
Translation Exchange | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		16
Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	503		395
Current Rates | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		434
United States
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	443
United States | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		175
United States | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	289
United States | Current Rates | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		116
United States | Constant Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	158
United States | Constant Rates | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		57
United States | Translation Exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(4)
United States | Translation Exchange | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		2
United States | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	154
United States | Current Rates | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		59
APME
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	127		166
APME | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		135
APME | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	22		52
APME | Current Rates | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		24
APME | Constant Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	111
APME | Constant Rates | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		109
APME | Translation Exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(6)
APME | Translation Exchange | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		2
APME | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	105		114
APME | Current Rates | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		111
AMSSA
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	216		169
AMSSA | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		134
AMSSA | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	115		48
AMSSA | Current Rates | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		32
AMSSA | Constant Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	100
AMSSA | Constant Rates | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		99
AMSSA | Translation Exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	1
AMSSA | Translation Exchange | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		3
AMSSA | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	101		121
AMSSA | Current Rates | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		102
ENA
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	252		272
ENA | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		458
ENA | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	109		112
ENA | Current Rates | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		296
ENA | Constant Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	148
ENA | Constant Rates | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		153
ENA | Translation Exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(5)
ENA | Translation Exchange | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		9
ENA | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	£ 143		£ 160
ENA | Current Rates | Restatement Adjustments
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		£ 162